Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Income Tax
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%
Statutory income tax rates applied to accounting income	$ (637)	$ (1,400)
Foreign tax rates different from statutory rate	322
Permanent differences and other items	1,669	(762)
Benefit of tax losses not recognized	(918)	2,162
Provision for income taxes	$ 436